LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

Equity-method investments

Investments accounted for by the equity method consist of the following:

	As of December 31, 2012
	Carrying Amount	Ownership Percentage
NICLC	$637	40%
SCL	4,858	50%

Total	5,495

On April 19, 2012, the Company invested $0.6 million in Nanjing Innovative Compound Library Center, Ltd. (“NICLC”), and obtained 40% of NICLC’s outstanding shares. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of NICLC.

On September 12, 2012, the Company and MedImmune, the global biologics arm of AstraZeneca, formed a joint venture, Soaring China Ltd. (“SCL”), to develop and commercialize MEDI5117, a novel biologic for autoimmune and inflammatory diseases, in China. As of December 31, 2012, the Company had invested $5.5 million into SCL. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of the joint venture. The Company recognized its share of the joint venture’s loss of $0.6 million incurred for the year ended December 31, 2012.

On December 12, 2012, the Company and Pharm Research Associates (UK) Ltd. (“PRA”), a leading global clinical contract research organization, entered into a joint venture agreement to offer a broad platform of Phase I-IV clinical trial services in China, Hong Kong and Macau. As of December 31, 2012, the approval of the joint venture’s operating license by the Chinese government was pending. Once approval is obtained, these operations, which are currently conducted in wholly owned subsidiaries, specifically, WACR and Jiecheng Med-Tech Development Co., Ltd., will subsequently be accounted for as equity-method investments.

Cost-method investments

To enhance its platform of capabilities, in 2011 the Company formed investment companies and corporate venture funds to invest in technology and life-science companies. As of December 31, 2012, the Company had invested $8.5 million in certain technologies and life-science companies. These investments were all accounted for using the cost method since the Company does not have the ability to exert significant influence over the investees. As of December 31, 2012, there had been no identified events or changes in circumstances that had a significant adverse effect on the investments or other indicators of impairment.